Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow from operating activities:
Net Income (Loss)	$ (1,147,593)	$ 779,830	$ 12,303
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Cost of securities purchased	(267,963,255)	(283,940,373)	(587,931,895)
Proceeds from securities sold and matured	280,998,234	310,997,882	629,998,110
Net accretion of discount on United States Treasury Obligations	(35,277)	(50,739)	(92,578)
Net realized (gain) loss on United States Treasury Obligations	(2,105)	(388)	(3,928)
Net change in unrealized (gain) loss on United States Treasury Obligations and Futures	(73,769)	666,925	1,514,745
Change in operating receivables and liabilities:
Management fee payable	(20,075)	(6,706)	(29,990)
Brokerage fee payable	2,349	(1,963)	(2,966)
Net cash provided by (used for) operating activities	11,758,509	28,444,468	43,463,801
Cash flows from financing activities:
Proceeds from sale of Shares	5,457,806	53,923,576	129,135,694
Redemption of Shares	(31,782,127)	(64,358,994)	(178,464,890)
Net cash provided by (used for) financing activities	(26,324,321)	(10,435,418)	(49,329,196)
Net change in cash held by broker	(14,565,812)	18,009,050	(5,865,395)
Cash held by broker at beginning of year	19,586,191	1,577,141	7,442,536
Cash held by broker at end of year	$ 5,020,379	$ 19,586,191	$ 1,577,141